Derivative Liabilities (Details 1) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative liabilities
Embedded conversion feature - convertible debt	$ 44,015	$ 97,024	$ 87,571
Embedded conversion feature - preferred stock	112,867	92,751	4,751
Derivative liabilities	$ 156,882	$ 189,775	$ 92,322